Leases (Tables)	12 Months Ended
Mar. 31, 2013
Schedule of Capital Leased Assets

Assets acquired under capital leases at March 31, 2012 and 2013 were as follows:

Class of property	2012	2013
	Millions of yen
Buildings	¥8,339	¥9,938
Machinery, vehicles and tools	91,773	81,497
Accumulated depreciation	(57,293)	(49,847)

Total	¥42,819	¥41,588

Schedule of Future Minimum Lease Payments for Capital Leases

Future minimum lease payments by year under capital leases together with the present value of the net minimum lease payments at March 31, 2013 are as follows:

Year ending March 31	Millions of yen
2014	¥19,661
2015	15,372
2016	11,343
2017	7,493
2018	4,109
Thereafter	7,229

Total minimum lease payments	65,207
Less—Amount representing interest	(12,585)

Present value of net minimum lease payments	52,622
Less—Current obligation	(16,368)

Long-term capital lease obligations	¥36,254

Schedule of Future Minimum Rental Payments for Operating Leases

Minimum future rental payments under operating leases that have initial or remaining non-cancellable lease terms in excess of one year at March 31, 2013 are as follows.

Year ending March 31	Millions of yen
2014	¥20,936
2015	16,707
2016	11,833
2017	9,250
2018	8,020
Thereafter	17,011

Total	¥83,757